Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 18, 2024
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2024
Prospectus Date	rr_ProspectusDate	Oct. 18, 2024
T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – T-REX 2X LONG ETHER DAILY TARGET ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of spot ether. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests in swap agreements that provide 200% daily exposure to the Reference Assets equal to at least 80% of its net assets (plus any borrowings for investment purposes). This policy may be changed by the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) without shareholder approval upon sixty (60) days’ written notice to shareholders. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although ether and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or ether. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning ether that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETP. The assets of the Reference ETPs are generally expected to consist primarily of ether. The Reference ETPs seek to reflect generally the performance of the price of ether before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, a Reference ETP may suspend issuances of shares at any time. The sponsor of a Reference ETP will maintain a public website on behalf of the Reference ETP, containing information about the Reference ETP and its shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in ether rather than by acquiring, holding and trading ether directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in ether, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the ether owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of ether, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in ether, they provide investors with an alternative method of achieving investment exposure to ether through the securities market, which may be more familiar to them.

The ETHUSD NY Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The ETHUSD NY Index price is a composite of U.S. dollar ether trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML / KYC standards and market integrity measures. The digital asset trading platforms included in the ETHUSD NY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The ETHUSD NY Index is the average of these 12 volume weighted medians. The ETHUSD NY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different ether index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the ETHUSD NY Index.

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether swaps in which the Fund invests may reflect the impact of these forks.

The Fund’s Portfolio Composition

The Fund will not invest directly in ether or any other digital assets. Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in ether or any other digital assets.

The T-Rex 2X Long Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Long Ether Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Long Ether Subsidiary is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Long Ether Subsidiary. The T-Rex 2X Long Ether Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Long Ether Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Long Ether Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Long Ether Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Long Ether Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Long Ether Subsidiary.

The Fund (and the T-Rex 2X Long Ether Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Long Ether Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information provided to or filed with the Securities and Exchange Commission by any of the Reference ETPs pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own ether purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of ether held by the s custodian on behalf of the Reference ETP. Generally, a Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of ether equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting ether deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer ether to the counterparty, who will sell the ether to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of ether is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of ether decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Ethereum Trust	NYSE Arca	ETHE
Bitwise Ethereum ETF	NYSE Arca	ETHW
Hashdex Nasdaq Ethereum ETF	Bermuda Stock Exchange	NQETH
iShares Ethereum Trust	The Nasdaq Stock Market LLC	ETHA
21Shares Core Ethereum ETF	Cboe BZX Exchange, Inc.	CETH
Invesco Galaxy Ethereum ETF	Cboe BZX Exchange, Inc.	QETH
VanEck Ethereum Trust	Cboe BZX Exchange, Inc.	ETHV
Fidelity Ethereum Fund	Cboe BZX Exchange, Inc.	FETH
Franklin Ethereum ETF	Cboe BZX Exchange, Inc.	EZET

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of ether, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, ether, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of ether. This means the sponsor does not speculatively sell ether at times when its price is high or speculatively acquire ether at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s ether, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s ether held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s ethers are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all ether and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the ether it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the ether held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of ethers required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a ether derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value ether in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the ether Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, , shareholder reports, other regulatory filings and other information regarding each Reference ETP. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ether over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while ether’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of ether would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of ether would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 759-6110
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
T-Rex 2X Long Ether Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-Rex 2X Long Ether Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Assets’ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Assets’ volatility; b) the Reference Assets’ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Reference ETPs. The chart below illustrates the impact of two principal factors – the Reference Assets’ volatility and the Reference Assets’ performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Assets’ volatility and the Reference Assets’ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Reference ETPs; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if a Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for ether (as represented by an index that is designed to measure the performance an investor would expect from purchasing and holding ether), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 83.52%. The annualized daily volatility rates for the index were as follows:

2019	84.37%

2020	85.68%

2021	105.15%

2022	84.87%

2023	45.42%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for ether (as represented by the index), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 77.11%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-Rex 2X Long Ether Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-Rex 2X Long Ether Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-Rex 2X Long Ether Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-Rex 2X Long Ether Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

T-Rex 2X Long Ether Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-Rex 2X Long Ether Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-Rex 2X Long Ether Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Assets and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-Rex 2X Long Ether Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-Rex 2X Long Ether Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-Rex 2X Long Ether Daily Target ETF | Ether Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ether Market Volatility Risk. The prices of ether have historically been highly volatile. The value of the Fund’s leveraged exposure ether – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. Over the course of 2023, ether prices have continued to exhibit extreme volatility. Such volatility may persist.

T-Rex 2X Long Ether Daily Target ETF | Ether Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ether Risk. The Fund’s investments in ether swaps based on the total return of Reference Assets that seek to replicate the performance of ether exposes the Fund to the risks associated with an investment in ether because the price of such swaps is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading platforms. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading platforms have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.

T-Rex 2X Long Ether Daily Target ETF | Reference Asset Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Reference Asset Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

Risk Factors Related to Digital Assets

●	Ether and ether-linked investments are relatively new investments, they present unique and substantial risks, and investing in ether has been subject to significant price volatility. The trading prices of many digital assets, including ether, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of ether, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.
●	The value of ether has been and may continue to be deeply speculative such that trading and investing in ether intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of ether known as “whales” may have the ability to manipulate the price of ether. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of ether as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Ethereum blockchain. For example, the Ethereum blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in ether may be adversely affected by such an attack.
●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of ether.
●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of ether, the value of which may be highly volatile and subject to fluctuations due to a number of factors.
●	The Reference ETPs (defined to be the exchange traded product that tracks the price of ether) has a limited history, the Reference ETPs price could fail to track the global ether price, and a failure of the Reference ETP price could adversely affect the value of the shares.

●	Proposed changes to the Ethereum blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.
●	Ethereum blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of ether and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the ether network or take the Trust’s ether, which would adversely affect the value of the Fund. Exposure of ether to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Ethereum blockchain can nonetheless precipitate a significant decline in the price of ether and an investment in the Fund.
●	Smart contracts running on the Ethereum blockchain, though designed to be self-executing and secure, can be, and have been, exploited by hackers. One incident occurred in June 2016 when The DAO, an early Ethereum-based project, suffered a major security breach. A hacker exploited a vulnerability in The DAO’s code, resulting in the theft of around $60 million worth of ether. To address the breach, the Ethereum community decided to implement a hard fork, effectively reversing the hack by restoring the stolen funds to a separate smart contract. This decision was controversial, leading to a split in the Ethereum community. As a result, two blockchains were formed: Ethereum (ETH), which continued with the hard fork, and Ethereum Classic (ETC), which maintained the original chain without the intervention. This hard fork highlighted the risks of smart contract vulnerabilities and sparked ongoing debates about immutability, security, and governance within the Ethereum ecosystem.
●	Ether has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of ether by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for ether transactions; process wire transfers to or from digital asset platforms, ether-related companies or service providers; or maintain accounts for persons or entities transacting in ether. Processing of ether transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of ether may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.
●	While Ethereum is the oldest and largest smart contract-compatible blockchain, the Ethereum network has historically faced challenges during periods of high congestion. These challenges include significant fee spikes due to increased demand for limited block space. In response, alternative layer-1 blockchains with smart contract functionality have emerged to address Ethereum’s speed and scalability issues. Examples of these blockchains include Solana, BNB Chain, TRON, and Avalanche, which offer faster transaction processing and lower fees than Ethereum, potentially threatening its market share in the future.
●	Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core Ethereum blockchain. Through various means, smart contracts and transactions are largely executed outside of the ether main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.

●	Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the ether main chain. Transactions executed on a Layer 2 network settle on the Ethereum blockchain. There are various types of scaling solutions for ether that will assist in the implementation of Layer 2 Solutions. For ether to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. These exist separately from ether’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the ether network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept ether as a form of payment, and cause a decrease in the value of ether and the performance of the Fund.

Risk Factors Related to the Reference ETPs and Their Shares

●	If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of ether may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.
●	The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.
●	Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.
●	The price used to calculate the value of the Reference ETPs’ ether may be volatile, adversely affecting the value of the shares.
●	Ether transactions are irrevocable and stolen or incorrectly transferred ether may be irretrievable. As a result, any incorrectly executed ether transactions could adversely affect the value of the shares.
●	If the Reference ETPs’ the custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ ethers, and the Reference ETPs’ ability to continue to operate may be adversely affected.
●	Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of ether or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of ether, mining activity, digital wallets, the provision of services related to trading and custodying ether, the operation of the ether network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.
●	Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.
●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-Rex 2X Long Ether Daily Target ETF | Crypto Asset Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Crypto Asset Risk. The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of ether before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as ether may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which ether trades, and which may serve as a pricing source for valuation of spot ether held by the Reference ETPs may be subject to enforcement actions by regulatory authorities.

T-Rex 2X Long Ether Daily Target ETF | Index Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Performance Risk — An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-Rex 2X Long Ether Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to ether). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-Rex 2X Long Ether Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 2X Long Ether Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 2X Long Ether Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 2X Long Ether Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-Rex 2X Long Ether Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-Rex 2X Long Ether Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-Rex 2X Long Ether Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETPs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETPs. Under such circumstances, the market for securities of the Reference ETPs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETPs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETP and correlated derivative instruments.

T-Rex 2X Long Ether Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. Although a Reference ETP’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Assets experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-Rex 2X Long Ether Daily Target ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-Rex 2X Long Ether Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-Rex 2X Long Ether Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ether (or any other digital asset) or derivatives based upon ether (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in ether or any other digital assets, but it will gain exposure to ether through investments in the T-Rex 2X Long Ether Subsidiary, which is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 2X Long Ether Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ether returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-Rex 2X Long Ether Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-Rex 2X Long Ether Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-Rex 2X Long Ether Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-Rex 2X Long Ether Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-Rex 2X Long Ether Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-Rex 2X Long Ether Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-Rex 2X Long Ether Daily Target ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-Rex 2X Long Ether Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of ether is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-Rex 2X Long Ether Daily Target ETF | T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397
T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – T-REX 2X INVERSE ETHER DAILY TARGET ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot ether. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests in swap agreements that provide 200% inverse (opposite) daily exposure to the Reference Assets equal to at least 80% of the Fund’s net assets (plus borrowings for investment purposes). This policy may be changed by the Board without shareholder approval upon sixty (60) days’ written notice to shareholders. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to -200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain short Reference Asset exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although Ether and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or ether. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors may lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning ether that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETPs. The assets of the Reference ETPs are generally expected to consist primarily of ether. The Reference Assets seek to reflect generally the performance of the price of ether before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, such Reference ETP may suspend issuances of shares at any time. The sponsors of the Reference ETPs will maintain public websites on behalf of the Reference ETPs, containing information about the Reference ETPs and their shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in ether rather than by acquiring, holding and trading ether directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in ether, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the ether owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of ether, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in ether, they provide investors with an alternative method of achieving investment exposure to ether through the securities market, which may be more familiar to them.

The ETHUSD NY Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The ETHUSD NY Index price is a composite of U.S. dollar ether trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML / KYC standards and market integrity measures. The digital asset trading platforms included in the ETHUSD NY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The ETHUSD NY Index is the average of these 12 volume weighted medians. The ETHUSD NY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different ether index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the ETHUSD NY Index.

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.

The Fund’s Portfolio Composition

The Fund will not invest directly in ether or any other digital assets. Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Inverse Ether Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Inverse Ether Subsidiary”). The T-Rex 2X Inverse Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in ether or any other digital assets.

The T-Rex 2X Inverse Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Inverse Ether Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Inverse Ether Subsidiary is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Inverse Ether Subsidiary. The T-Rex 2X Inverse Ether Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Inverse Ether Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Inverse Ether Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Inverse Ether Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Inverse Ether Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Inverse Ether Subsidiary.

The Fund (and the T-Rex 2X Inverse Ether Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Inverse Ether Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information provided to or filed with the Securities and Exchange Commission by any Reference ETP pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own ether purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of ether held by the Reference ETPs custodian on behalf of the Reference ETP. Each Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of ether equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting ether deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer ether to the counterparty, who will sell the ether to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of ether is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of ether decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Ethereum Trust	NYSE Arca	ETHE
Bitwise Ethereum ETF	NYSE Arca	ETHW
Hashdex Nasdaq Ethereum ETF	Bermuda Stock Exchange	NQETH
iShares Ethereum Trust	The Nasdaq Stock Market LLC	ETHA
21Shares Core Ethereum ETF	Cboe BZX Exchange, Inc.	CETH
Invesco Galaxy Ethereum ETF	Cboe BZX Exchange, Inc.	QETH
VanEck Ethereum ETF	Cboe BZX Exchange, Inc.	ETHV
Fidelity Ethereum Fund	Cboe BZX Exchange, Inc.	FETH
Franklin Ethereum ETF	Cboe BZX Exchange, Inc.	EZET

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of ether, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, ether, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of ether. This means the sponsor does not speculatively sell ether at times when its price is high or speculatively acquire ether at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s ether, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s ether held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s ethers are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all ether and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the ether it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the ether held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of ether required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a ether derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value ether in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s ether is carried, for financial statement purposes, at fair value, as required by GAAP. (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s ether is carried, for financial statement purposes, at fair value, as required by GAAP.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the ether Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. The SEC’s EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 759-6110
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
T-Rex 2X Inverse Ether Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-Rex 2X Inverse Ether Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Effects of Compounding and Market Volatility Risk. The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Reference Assets. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if the Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for ether (as represented by an index that is designed to measure the performance an investor would expect from purchasing and holding ether), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 83.52%. The annualized daily volatility rates for the index were as follows:

2019	84.37%

2020	85.68%

2021	105.15%

2022	84.87%

2023	45.42%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for ether (as represented by the index), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 77.11%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-Rex 2X Inverse Ether Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily rise in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-Rex 2X Inverse Ether Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-Rex 2X Inverse Ether Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-Rex 2X Inverse Ether Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets lose value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets rise, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the Reference Assets experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-Rex 2X Inverse Ether Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-Rex 2X Inverse Ether Daily Target ETF | Ether Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ether Market Volatility Risk. The prices of ether have historically been highly volatile. The value of the Fund’s leveraged exposure ether – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. Over the course of 2023, ether prices have continued to exhibit extreme volatility. Such volatility may persist.

T-Rex 2X Inverse Ether Daily Target ETF | Ether Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Ether Risk. The Fund’s investments in swaps based on the total return of Reference Assets that seek to replicate the performance of ether exposes the Fund to the risks associated with an investment in ether because the price of such swaps is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading platforms. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading platforms are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading platforms have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.

T-Rex 2X Inverse Ether Daily Target ETF | Reference Asset Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Reference Asset Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

Risk Factors Related to Digital Assets

●	Ether and ether-linked investments are relatively new investments, they present unique and substantial risks, and investing in ether has been subject to significant price volatility. The trading prices of many digital assets, including ether, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of ether, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.
●	The value of ether has been and may continue to be deeply speculative such that trading and investing in ether intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of ether known as “whales” may have the ability to manipulate the price of ether. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of ether as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Ethereum blockchain. For example, the Ethereum blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in ether may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of ether.
●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of ether, the value of which may be highly volatile and subject to fluctuations due to a number of factors.
●	The Reference ETPs (defined to be the exchange traded product that tracks the price of ether) have a limited history, a Reference ETP price could fail to track the global ether price, and a failure of the Reference ETP price could adversely affect the value of the shares.
●	Proposed changes to the Ethereum blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.
●	Ethereum blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of ether and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the ether network or take the Trust’s ether, which would adversely affect the value of the Fund. Exposure of ether to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Ethereum blockchain can nonetheless precipitate a significant decline in the price of ether and an investment in the Fund.
●	Smart contracts running on the Ethereum blockchain, though designed to be self-executing and secure, can be, and have been, exploited by hackers. One incident occurred in June 2016 when The DAO, an early Ethereum-based project, suffered a major security breach. A hacker exploited a vulnerability in The DAO’s code, resulting in the theft of around $60 million worth of ether. To address the breach, the Ethereum community decided to implement a hard fork, effectively reversing the hack by restoring the stolen funds to a separate smart contract. This decision was controversial, leading to a split in the Ethereum community. As a result, two blockchains were formed: Ethereum (ETH), which continued with the hard fork, and Ethereum Classic (ETC), which maintained the original chain without the intervention. This hard fork highlighted the risks of smart contract vulnerabilities and sparked ongoing debates about immutability, security, and governance within the Ethereum ecosystem.

●	Ether has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of ether by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for ether transactions; process wire transfers to or from digital asset platforms, ether-related companies or service providers; or maintain accounts for persons or entities transacting in ether. Processing of ether transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of ether may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.
●	While Ethereum is the oldest and largest smart contract-compatible blockchain, the Ethereum network has historically faced challenges during periods of high congestion. These challenges include significant fee spikes due to increased demand for limited block space. In response, alternative layer-1 blockchains with smart contract functionality have emerged to address Ethereum’s speed and scalability issues. Examples of these blockchains include Solana, BNB Chain, TRON, and Avalanche, which offer faster transaction processing and lower fees than Ethereum, potentially threatening its market share in the future.
●	Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core blockchain. Through various means, smart contracts and transactions are largely executed outside of the ether main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.
●	Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the ether main chain. Transactions executed on a Layer 2 network settle on the Ethereum blockchain. There are various types of scaling solutions for ether that will assist in the implementation of Layer 2 Solutions. For ether to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. These exist separately from ether’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the ether network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept ether as a form of payment, and cause a decrease in the value of ether and the performance of the Fund.

Risk Factors Related to the Reference ETPs and Their Shares

●	If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of ether may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.
●	The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.
●	Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.

●	The price used to calculate the value of the Reference ETPs’ ether may be volatile, adversely affecting the value of the shares.
●	Ether transactions are irrevocable and stolen or incorrectly transferred ether may be irretrievable. As a result, any incorrectly executed ether transactions could adversely affect the value of the shares.
●	If the Reference ETPs’ custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ ethers, and the Reference ETPs’ ability to continue to operate may be adversely affected.
●	Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of ether or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of ether, mining activity, digital wallets, the provision of services related to trading and custodying ether, the operation of the ether network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.
●	If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.
●	Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.
●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-Rex 2X Inverse Ether Daily Target ETF | Crypto Asset Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Crypto Asset Risk. The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of ether before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as ether may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which ether trades, and which may serve as a pricing source for valuation of spot ether, may be subject to enforcement actions by regulatory authorities.

T-Rex 2X Inverse Ether Daily Target ETF | Index Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Performance Risk. An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third-party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to ether ). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-Rex 2X Inverse Ether Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 2X Inverse Ether Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 2X Inverse Ether Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 2X Inverse Ether Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-Rex 2X Inverse Ether Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-Rex 2X Inverse Ether Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-Rex 2X Inverse Ether Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Assets’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Assets. Under such circumstances, the market for securities of the Reference Assets may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the Reference Assets or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Reference Assets and correlated derivative instruments.

T-Rex 2X Inverse Ether Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Reference Assets experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-Rex 2X Inverse Ether Daily Target ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-Rex 2X Inverse Ether Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-Rex 2X Inverse Ether Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ether (or any other digital asset) or derivatives based upon ether (or any other digital asset) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in ether or any other digital assets, but it will gain exposure to ether through investments in the T-Rex 2X Inverse Ether Subsidiary, which is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 2X Inverse Ether Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ether returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-Rex 2X Inverse Ether Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-Rex 2X Inverse Ether Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-Rex 2X Inverse Ether Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-Rex 2X Inverse Ether Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-Rex 2X Inverse Ether Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-Rex 2X Inverse Ether Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-Rex 2X Inverse Ether Daily Target ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-Rex 2X Inverse Ether Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing inverse leveraged exposure to the price of ether is not necessarily a new strategy as similar inverse funds, such as those that primarily invest in cash settled futures contracts, currently trade on the NYSE Arca Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-Rex 2X Inverse Ether Daily Target ETF | Swap Agreements [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Short Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Exposure Risk. A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative.

T-Rex 2X Inverse Ether Daily Target ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Daily Inverse Correlation Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Reference Assets and therefore achieve its daily inverse investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the inverse correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-Rex 2X Inverse Ether Daily Target ETF | T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Long Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Long Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Long Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 2.40% for the fiscal period ending December 31, 2024.
[4]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Inverse Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Inverse Ether Subsidiary”). The T-Rex 2X Inverse Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Inverse Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Inverse Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Inverse Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[5]	Other Expenses are estimated for the Fund’s initial fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 2.40% for the fiscal period ending December 31, 2024.